Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Summary of Weighted Average Number of Shares Used in Computation

	2022	2021	2020
Weighted average number of shares used in computing basic earnings per share	32,469,957	31,005,171	25,000,652
Weighted average number of shares used in computing diluted earnings per share	33,265,567	31,005,171	25,000,652